                               [graphic omitted]

---------------------------------------------------------
COLONIAL HIGH INCOME MUNICIPAL TRUST    SEMIANNUAL REPORT
---------------------------------------------------------

June 30, 1998

                 COLONIAL HIGH INCOME MUNICIPAL TRUST HIGHLIGHTS
                         JANUARY 1, 1998 - JUNE 30, 1998

INVESTMENT OBJECTIVE: Colonial High Income Municipal Trust seeks to provide high current income, generally exempt from federal income taxes, by investing primarily in medium- and lower-quality municipal securities.

THE FUND IS DESIGNED TO OFFER:
  o   Potential for high tax-free income
  o   Professional management
  o   Expert credit analysis

PORTFOLIO MANAGER COMMENTARY: "Based on our long-term outlook for low inflation and modest economic growth, we structured the Fund to take advantage of a potential decline in interest rates. This had a positive impact on performance during the period. We took this opportunity to add to the Fund's holdings in non-cyclical sectors, such as community hospitals. In general, we think non-cyclicals offer good value and the potential to perform well in an environment characterized by slower economic growth."
                                                                -- Bonny Boatman

                COLONIAL HIGH INCOME MUNICIPAL TRUST PERFORMANCE

Distributions declared per share(1)                     $0.270
-------------------------------------------------------------------------------
                                           NAV                   MARKET PRICE
Six-month total return, assuming
 reinvestment of all distributions        2.72%                     0.95%
-------------------------------------------------------------------------------
 Price per share                         $8.52                     $8.44

TOP FIVE SECTORS               QUALITY BREAKDOWN
(as of 6/30/98)                (as of 6/30/98)
--------------------------     ---------------------------------------
Housing             13.9%      Non-rated:                        44.0%
Nursing             12.4%      BBB:                              24.3%
Refunded            11.7%      AAA:                              12.3%
Hospital            10.3%      A:                                11.3%
Industrial           5.5%      AA:                                5.1%
                               BB:                                2.2%
                               Short-term obligations & other:    0.5%
                               B:                                 0.3%

(1) A portion of the Trust's income may be subject to the alternative minimum tax.

The Trust may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Trust's ordinary income which will be taxable when distributed.

Sector and quality breakdowns are calculated as a percent of total investments, including short-term obligations. Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these quality weightings or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications
(SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                    [Photo of Stephen E. Gibson]

In June 1998, Harold Cogger retired as president of Colonial High Income Municipal Trust. I would like to take this opportunity to thank him for his guidance over the past few years and wish him well. As the new president of the Trust, I am pleased to present the semiannual report for the six months ended June 30, 1998.

A variety of factors caused bond prices to seesaw during the period, as different sectors of the economy provided mixed signals to fixed-income investors. The economic turmoil in Southeast Asia, its potential to slow U.S. economic growth and the possibility of interest rate increases by the Federal Reserve Board were strong contributors to price volatility. By the end of the period, fixed-income investors saw improving economic conditions. With hints that growth might slow, investors' fear of inflation was reduced. As interest rates dropped, bond prices finished on a positive note.

The tax-exempt bonds in which the Fund invests showed a similar pattern. In addition to the trends mentioned above, supply and demand factors contributed towards rising and declining prices during the period.

Municipal bond funds such as Colonial High Income Municipal Trust offer investors a number of benefits, including attractive after-tax income and a means to diversify your fixed-income portfolio.

Thank you for choosing Colonial High Income Municipal Trust and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    August 11, 1998

Because market and economic conditions change, there can be no assurance that the trends described above will continue.

                              INVESTMENT PORTFOLIO
                     JUNE 30, 1998 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 98.7%                                    PAR        VALUE
----------------------------------------------------------------------------
 EDUCATION - 3.4%
 EDUCATION
 CA Statewide Communities Development Corp.,
  J. Paul Getty Trust Center,
                               5.000%  10/01/23(a)         $ 2,750  $  2,688
 MA State Industrial Finance Agency:
  Cambridge Friends School,
   Series 1998,
                               5.800%  09/01/28              1,000     1,018
  St John's High School, Inc.,
                               5.350%  06/01/28                300       294
  Wentworth Institute of Technology,
   Series 1998,
                               5.750%  10/01/28              1,000     1,018
 MI Southfield Economic Development Corp.,
  Lawrence University,
   Series 1998-A,
                               5.400%  02/01/18              1,000       988
 NM Santa Fe,
  College of Santa Fe,
   Series 1998-A,
                               5.500%  10/01/28                250       250
 NY State Dormitory Authority,
  New York University
   Series 1998-A,
                               5.750%  07/01/27(a)           1,000     1,116
 VT State Educational & Health
 Buildings  Finance Agency, Norwich
  University, Series 1998,
                               5.500%  07/01/21              1,500     1,488
                                                                    --------
                                                                       8,860
                                                                    --------

----------------------------------------------------------------------------
 HEALTHCARE - 27.2%
 HEALTH SERVICES - 0.1%
 IL State Health Facilities Authority,
  Midwest Physician Group, Ltd.,
   Series 1998,
                               5.500%  11/15/19                350       342
                                                                    --------
 HOSPITAL - 10.1%
 AL Alabama Special Care Facilities Authority,
  Montgomery Healthcare,
   Series 1989,
                              11.000%  10/01/19              3,375     3,434
 CA State Health Facilities Financing
  Authority, Kaiser Permanente,
   Series 1989-A,
                               (b)     10/01/12(a)           5,500     2,698
 CO State Health Care Facilities Authority,
  National Jewish Medical & Research Center,
   Series 1998,
                               5.375%  01/01/23                830       817
 CT State Health & Educational Facilities
  Authority, Hospital for Special Care,
   Series B,
                               5.375%  07/01/17                500       500
 GA Clayton Hospital Authority,
  The Woodlands Foundation Inc.,
   Series 1991-A,
                               9.750%  05/01/221(c)          2,500     1,625
 IL Health Facilities Authority,
  Thorek Hospital & Medical Center,
                               5.250%  08/15/18                600       586
 LA Public Facilities Pendleton Memorial Hospital,
                               5.250%  06/01/17(d)           1,250     1,208
 MI Flint Hospital Building Authority,
  Hurley Medical Center,
   Series 1998-A,
                               5.375%  07/01/20                625       614
 MI Tawas City St. Joseph Health,
                               5.750%  02/15/23                475       476
 MN Monticello-Big Lake Community Hospital
  District,
                               5.750%  12/01/19              1,000     1,042
 MN St. Paul Housing & Redevelopment Authority,
  Healtheast Project, Series A,
                               5.700%  11/01/15              1,000     1,020
 MN Washington County Healtheast,
                               5.250%  11/15/12(d)           1,500     1,464
 MO State Housing Development Commission,
  Freeman Health Systems,
   Series 1998:
                               5.250%  02/15/18                750       735
                               5.250%  02/15/28                500       485
 MS Lincoln County Hospital Kings Daughters,
  Series B,
                               5.500%  04/01/18                395       390
 MS Lowndes County,  Golden Triangle
  Regional Medical Center, Series 1990,
                               8.500%  02/01/10                250       270
 NH State Higher Educational & Health
  Facilities Authority, Littleton Hospital
  Assoc., Inc., Series 1998-A,
                               6.000%  05/01/28                625       634
 NJ Health Care Facilities Financing
  Authority, Raritan Bay Medical Center,
                               7.250%  07/01/27              1,000     1,093
 NY State Dormitory Authority,
  Bronx-Lebanon Hospital Center,
  Series 1998-E,
                               5.200%  02/15/14              1,000     1,002
 OH Belmont County, Ohio Valley Health,
                               5.700%  01/01/13              1,875     1,856
 OH Sandusky County,
  Series 1998,
                               5.150%  01/01/10                250       248
 PA Allegheny County Hospital Development Authority,
  Ohio Valley General Hospital,
   Series 1998-A,
                               5.450%  01/01/28              1,000       997
 PA Mount Pleasant Business District Authority,
  Frick Hospital,
                               5.750%  12/01/27              1,300     1,324
 PA Pottsville Hospital Authority,
                               5.500%  07/01/18              1,000       991
 VT State Educational & Health Buildings
  Authority,  Springfield Hospital, Series A,
                               7.750%  01/01/13              1,115     1,263
                                                                    --------
                                                                      26,772
                                                                    --------
 INTERMEDIATE CARE FACILITIES  - 2.6%
 IL Champaign, First Mortgage,
  Hoosier Care, Inc., Series 1989-A,
                               9.750%  08/01/19              1,445     1,528
 MA State Health & Educational
  Facilities Authority,
  Corporation for Independent Living,
                               8.100%  07/01/18                725       817
 PA Economic Development Northwestern,
                               5.250%  06/01/14(d)           2,510     2,423

 TN Shelby County Health, Education,
  & Housing Facilities Board, Open Arms
  Development Center,
   Series 1992-A:
                               9.750%  08/01/19                930     1,107
   Series 1992-C,
                               9.750%  08/01/19                905     1,077
                                                                    --------
                                                                       6,952
                                                                    --------
 LIFECARE - 2.2%
 CO State Health Care Facilities Authority,
  National Benevolent Association:
   Series 1998-A,
                               5.250%  01/01/27                500       489
   Series 1998-B,
                               5.250%  02/01/28                750       732
 KY State Economic Development Finance Authority,
  Christian Church Homes of Kentucky, Inc.,
  Series 1998,
                               5.500%  11/15/30                750       742
 MN Columbia Heights,
  Crest View Corp.,
  Series 1998,
                               6.000%  03/01/33                740       743
 NH Education & Health Rivermead:
                               5.625%  07/01/18                500       494
                               5.750%  07/01/28                500       499
 PA Philadelphia Authority for
 Industrial Development, Baptist Home
  of Philadelphia,
   Series 1998-A:
                               5.500%  11/15/18                360       357
                               5.600%  11/15/28                570       558
 TN Metropolitan Government:
  Nashville and Davidson County,
  Blakeford at Green Hills, Series 1998,
                               5.650%  07/01/24                600       591
  Richland Place,
                               5.500%  05/01/23                500       514
                                                                    --------
                                                                       5,719
                                                                    --------
 NURSING HOME - 12.2%
 CO Health Care Facilities Authority:
  American Housing Foundation Inc.,
   Series 1990-A,
                              10.250%  12/01/20              1,400     1,400
 Pioneer Health Care,
   Series 1989,
                              10.500%  05/01/19              2,000     2,111
 FL Gadsden County Industrial
  Development Authority,
  Florida Properties, Inc., Series 1988-A,
                              10.450%  10/01/18              1,890     1,919
 IA State Finance Authority,
  Care Initiatives Project:
   Series 1996,
                               9.250%  07/01/25              1,000     1,348
   Series 1998-B:
                               5.750%  07/01/18                550       551
                               5.750%  07/01/28              1,475     1,471
 IN Gary Industrial Economic Development,
  West Side Health Care Center,
   Series 1987-A,
                              11.500%  10/01/17              1,480     1,524
 IN Michigan City Health Facilities,
  Metropolitan Health Foundation,
  Inc. Project,
                              10.000%  11/01/22              3,085     3,085
 KS Washington County Industrial
  Development Authority, Central
  States, Series 1989,
                              10.250%  11/01/19              1,835     1,876
 MA Boston, St. Joseph Nursing Care
 Center, Inc., Series 1990,
                              10.000%  01/01/20                950     1,038
 MA State Industrial Finance Agency,
  American Health Foundation, Inc.,
   Series 1989,
                              10.125%  03/01/19(c)           1,975     1,481
 NJ State Economic Development Authority,
  Geriatric & Medical Service, Inc.,
   Series B,
                              10.500%  05/01/20              2,000     2,122
 PA Chester County Industrial Development,
  Pennsylvania Nursing Home, Inc.,
   Series 1989,
                              10.125%  05/01/19              2,548     2,344
 TN Metropolitan Government, Nashville
  & Davidson Counties Health & Education
  Facilities, Central States, Series 1989
                              10.250%  11/01/19              1,725     1,764
 TX Bell County Health Facilities
  Development Corp., Heartway Corp. Project:
                               9.500%  03/01/19              1,500     1,532
                               (b)     03/01/19                255        63
 TX Kirbyville Health Facilities Development Corp.,
  Heartway III Project:
   Series 1997-A,
                              10.000%  03/20/18                739       745
   Series 1997-B,
                               (b)     03/20/04                106        55
 TX Whitehouse Health Facilities
  Development Corporation, Oak Brook
  Health Care Center, Series 1989,
                              10.000%  12/01/19              1,780     1,860
 WA Kitsap County Housing Authority,
  Martha & Mary Nursing Home,
                               7.100%  02/20/36              1,000     1,154
 WI State Health & Educational Facilities
  Authority, Metro Health Foundation, Inc.,
   Series 1993,
                              10.000%  11/01/22              2,775     2,775
                                                                    --------
                                                                      32,218
                                                                    --------

----------------------------------------------------------------------------
 HOUSING - 14.7%
 ASSISTED LIVING/SENIOR - 3.3%
 IL Clarendon Hills Residential Facilities,
  Churchill Estate,
   Series 1998-A:
                               6.750%  03/01/31              1,370     1,372
                               6.750%  03/01/24              1,050     1,051
 IL State Development Finance Authority,
  Care Institute, Inc.,
                               8.250%  06/01/25              1,300     1,472
 MN Roseville, Care Institute, Inc.,
  Series 1993,
                               7.750%  11/01/23              1,740     1,764
 PA Montgomery County Industrial
  Development Authority, Assisted
  Living Facility, Series 1993-A,
                               8.250%  05/01/23                850       951
 TX Bell County Health Facilities
  Development Corp., Care Institutions, Inc.,
                               9.000%  11/01/24              1,800     2,081
                                                                    --------
                                                                       8,691
                                                                    --------
 MULTI-FAMILY - 9.1%
 FL State Housing Finance Agency,
  Windsong Apartments,
  Series 1993-C,
                               9.250%  01/01/19              1,000       800
 GA Augusta Housing Authority,
  Mountain Ridge Holdings II Project,
  Series A,
                               8.960%  09/01/24(c)           1,880     1,222
 MN Lakeville,
  Southfork Apartments Project:
  Series 1989-A,
                               9.875%  02/01/20              2,570     2,596
  Series 1989-B,
                               (e)     02/01/20              1,057     2,480
 MN Washington County Housing &
  Redevelopment Authority, Cottages of
  Aspen, Series 1992,
                               9.250%  06/01/22              1,070     1,188
 MN White Bear Lake,
  Birch Lake Townhome Project:
  Series 1989-A,
                              10.250%  07/15/19              2,200     2,241
  Series 1989-B,
                               (b)     07/15/19(f)             743       225
 NC Eastern Carolina Regional Housing
 Authority, Jacksonville New River
 Apartments, Series 1994,
                               8.250%  09/01/14              1,870     2,034
 NY Nyack Housing Assistance Corp.,
  Nyack Plaza Apartments,
                               7.375%  06/01/21                401       402
 Resolution Trust Corp.,
  Pass Through Certificates, Series 1993-A,
                               8.500%  12/01/16              5,098     5,295
 TN Franklin Industrial Board,
  Landings Apartment Project,
   Series 1996-B,
                               8.750%  04/01/27                950       976
 TX Galveston Health Facilities Center,
                               8.000%  08/01/23              1,000     1,081
 TX State Department of Housing & Community
  Affairs,  Pebble Brooks Apartments,
   Series 1998,
                               5.500%  12/01/18              1,000     1,002
 VA Alexandria Redevelopment
  & Housing Authority, Courthouse
  Commons Apartments, Series 1990-A,
                              10.000%  01/01/21              1,500     1,539
 WA Vancouver Housing Authority,
  Series I,
                               5.500%  03/01/28              1,000     1,002
                                                                    --------
                                                                      24,083
                                                                    --------
 SINGLE-FAMILY - 2.3%
 LA Louisiana Housing Finance Agency,
  Residual Lien Mortgage, Series 1992,
                               7.375%  09/01/13                595       632
 OH State Housing Finance Agency,
  Series B-4,
                               9.740%  03/31/31(a)             875       982
 TX Bexar County Housing Finance Corp.
  GNMA Collateralized Mortgage,
   Series 1989-A,
                               8.200%  04/01/22              2,575     2,692
 TX Harris County Housing Finance
  Corp., Single Family,
   Series 1987,
                               8.875%  12/01/17                385       393
 WA State Housing Finance Commission,
  Series 1992 D-1,
                               6.150%  01/01/26              1,200     1,298
                                                                    --------
                                                                       5,997
                                                                    --------

----------------------------------------------------------------------------
 OTHER - 12.6%
 OTHER - 1.2%
 IN Hammond,
  American Maize Products Co.,
   Series 1994,
                               8.000%  12/01/24              2,000     2,356
 MD Baltimore,
  Park Charles Project,
   Series 1986,
                               8.000%  01/01/10                810       881
                                                                    --------
                                                                       3,237
                                                                    --------
 REFUNDED/ESCROWED (G) - 11.4%
 Colton Public Financing Authority,
  Series 1995,
                               7.500%  10/01/20              2,000     2,327
 CA San Joaquin Hills Transportation
  Corridor Agency,
   Series 1993:
                               6.750%  01/01/32              1,500     1,689
                               7.000%  01/01/30                775       880
 CO Denver City and County Airport:
  Series B,
                               7.250%  11/15/23                580       661
  Series C,
                               6.125%  11/15/25              2,280     2,556
 FL Clearwater Housing Authority,
  Hampton Apartments,
  Series 1994,
                               8.250%  05/01/24              2,500     3,069
 ID State Health Facilities Authority,
  IHC Hospitals, Inc.,
                               8.350%  02/15/21              1,750     2,127
 IL State Health Facilities Authority:
  Edgewater Medical Center,
   Series A,
                               9.250%  07/01/24              1,985     2,506
  Hinsdale Hospital,
   Series 1990-C,
                               9.500%  11/15/19                650       756
 MA State Industrial Finance Agency,
  Series 1990,
                               9.000%  10/01/20              2,315     2,599
 MN Mille Lacs Capital Improvement Authority,
  Mille Lacs Band of Chippewa,
   Series 1992-A,
                               9.250%  11/01/12              1,055     1,291
 NC Lincoln County,
  Lincoln County Hospital,
                               9.000%  05/01/07                455       546
 NM City of Clovis,
  Retirement Ranches Project:
                              10.750%  04/01/19                210       227
                              10.750%  04/01/19              2,090     2,256
 PA Delaware County Authority,
  Southeastern Pennsylvania Obligated Group,
   Series 1996:
                               6.000%  12/15/16              1,400     1,564
                               6.000%  12/15/26              1,000     1,116
 VI Virgin Islands Public Financing,
  Series 1992-A,
                               7.250%  10/01/18              2,000     2,283
 WA State Health Care Facilities Authority,
  Grays Harbor Community Hospital,
   Series 1993:
                               7.200%  07/01/03                170       185
                               8.025%  07/01/20              1,480     1,641
                                                                    --------
                                                                      30,279
                                                                    --------

----------------------------------------------------------------------------
 OTHER REVENUE - 11.6%
 CHEMICALS - 2.7%
 LA Saint Charles Parish,
  Union Carbide Corp.,
   Series 1992,
                               7.350%  11/01/22              3,000     3,323
 TX Corpus Christi Port Authority,
  Hoechst Celanese Corp,
                               7.500%  08/01/12              3,500     3,805
                                                                    --------
                                                                       7,128
                                                                    --------
 INDUSTRIAL - 5.4%
 CO Mesa County Industrial Development,
  Joy Technologies Incorporated,
   Series 1992,
                               8.500%  09/15/06              1,000     1,129
 IL State Development Finance Authority,
  Armstrong World Industries, Inc. Project,
                               5.950%  12/01/24              1,000     1,096
 IL Will-Kankakee Regional Development Authority,
  Flanders Corp.,
   Series 1997,
                               6.500%  12/15/17              1,000     1,025
 LA Southern Louisiana Port Commission,
  Cargill, Inc. Project,
                               5.850%  04/01/17              1,000     1,059
 MA State Industrial Finance Agency,
  House of Bianchi, Inc.,
                               8.750%  06/01/18                335       346
 MN Brooklyn Park,
  TL Systems Corp.,
   Series 1991,
                              10.000%  09/01/16                770       944
 OH Cuyahoga County,
  Joy Technologies, Inc.,
   Series 1992,
                               8.750%  09/15/07                550       626
 TN McKenzie Individual Development Board,
  American Lantern Co.,
                              10.500%  05/01/16(c)           2,086     1,356
 TX Trinity River Authority,
  Texas Instruments Project,
   Series 1996,
                               6.200%  03/01/20              1,000     1,072
 WA Pilchuck Public Development Corp.,
  Goodrich (B.F.) Co. Tramco Project,
   Series 1993,
                               6.000%  08/01/23              5,420     5,606
                                                                    --------
                                                                      14,259
                                                                    --------
 OIL AND GAS - 0.5%
 NY State Environmental Facilities Corp.,
  Occidental Petroleum Corp. Project,
   Series 1995,
                               6.100%  11/01/30              1,300     1,372
                                                                    --------
 PAPER PRODUCTS - 1.7%
 AL Phenix City Industrial Development Board,
  Mead Boated Board, Inc.,
   Series 1998-A,
                               5.300%  04/01/27                650       642
 GA Rockdale County Development
  Authority, Solid Waste Disposal, Visy
  Paper, Incorporated, Series 1993,
                               7.500%  01/01/26              3,600     3,929
                                                                    --------
                                                                       4,571
                                                                    --------
 RECREATION - 0.4%
 NM Red River Sports,
                               6.450%  06/01/07              1,180     1,187
                                                                    --------
 RETAIL - 0.9%
 OH Lake County,
  North Madison Properties,
   Series 1993,
                               8.819%  09/01/11                765       878
 VA Virginia Beach Development Authority,
  SC Diamond Associates, Inc.,
                               8.000%  12/01/10              1,260     1,414
                                                                    --------
                                                                       2,292
                                                                    --------
----------------------------------------------------------------------------
 RESOURCE RECOVERY - 2.9%
 DISPOSAL- 1.2%
 CT State Development Authority,
  Sewer Sludge Disposal Facilities,
   Series 1996,
                               8.250%  12/01/06              1,050     1,109
 MA State Industrial Finance Agency:
  Massachusetts Environmental Services,
   Series 1994-A,
                               8.750%  11/01/21(c)             975       780
   Series 1995,
                               9.000%  09/01/05              1,215     1,353
                                                                    --------
                                                                       3,242
                                                                    --------
 RESOURCE RECOVERY - 1.6%
 PA Delaware County Industrial
  Development Authority, Series A,
                               6.200%  07/01/19              4,000     4,329
                                                                    --------

----------------------------------------------------------------------------
 TAX-BACKED - 9.2%
 LOCAL GENERAL OBLIGATIONS - 1.8%
 Roseville Unified High School District,
  Series B,
                               (b)     06/01/20              6,000     1,914
 NY New York City:
  Series 1997-A,
                               7.000%  08/01/07              1,000     1,162
  Series 1997-H,
                               6.000%  08/01/17              1,400     1,503
 TX Irving Independent School District,
  Series 1997,
                               (b)     02/15/18              1,000       362
                                                                    --------
                                                                       4,941
                                                                    --------
 SPECIAL NON-PROPERTY TAX - 2.2%
 IL Metropolitan Pier & Exposition
  Authority, McCormick Place Expansion
  Project, Series A,
                               (b)     06/15/16(a)          10,000     3,957
 IL State Development Finance Authority,
  City of Marion Project,
  Series 1991,
                               9.625%  09/15/21              2,425     1,819
                                                                    --------
                                                                       5,776
                                                                    --------
 SPECIAL PROPERTY TAX - 1.0%
 CA Carson,
  Series 1992,
                               7.375%  09/02/22                185       199
 CA Fontana Redevelopment Agency,
  Jurupa Hills Project,
   Series 1997-A,
                               5.500%  10/01/27                700       710
 CA Poway Community Facilities District,
  No. 88-1 Parkway Business Center,
   Series 1998,
                               6.750%  08/15/15                600       653
 CA Riverside County Public Financing Authority,
  Redevelopment Projects, Series A,
                               5.500%  10/01/22                650       660
 CA Yorba Linda Redevelopment Agency,
  Series A,
                               (b)     09/01/24              1,325       335
                                                                    --------
                                                                       2,557
                                                                    --------
 STATE APPROPRIATED - 3.7%
 NY Metropolitan Transportation Authority,
  Commuter Facilities Board, Project:
   Series 7,
                               5.625%  07/01/16              4,000     4,073
   Series 1997-8,
                               5.250%  07/01/17              3,240     3,221
 NY State Thruway Authority,
                               5.000%  04/01/17              1,500     1,454
 NY State Urban Development Corp.,
  University Facilities Grants,
   Series 1995,
                               5.875%  01/01/21              1,000     1,100
                                                                    --------
                                                                       9,848
                                                                    --------
 STATE GENERAL OBLIGATIONS - 0.5%
 PR Commonwealth of Puerto Rico,
                               5.375%  07/01/22              1,250     1,281
                                                                    --------

----------------------------------------------------------------------------
 TRANSPORTATION - 6.1%
 AIR TRANSPORTATION - 3.0%
 CO Denver City & County Airport,
  United Airlines, Inc.,
   Series 1992-A,
                               6.875%  10/01/32              1,645     1,785
 TN Memphis-Shelby County Airport Authority,
  Federal Express Corp.,
                               5.350%  09/01/12              1,200     1,220
 TX Alliance Airport Authority:
  American Airlines Project,
                               7.500%  12/01/29              1,600     1,728
 Federal Express Corp.,
  Series 1996,
                               6.375%  04/01/21              3,000     3,247
                                                                    --------
                                                                       7,980
                                                                    --------
 AIRPORT - 2.3%
 CO Denver City and County Airport:
  Series B,
                               7.250%  11/15/23              2,275     2,529
  Series C,
                               6.125%  11/15/25              2,840     2,950
 OH Toledo-Lucas County Port Authority,
  Series 1998,
                               5.500%  05/15/20                585       570
                                                                    --------
                                                                       6,049
                                                                    --------
 TOLL FACILITIES - 0.8%
 VA Richmond Metropolitan Authority,
  Series 1998,
                               5.250%  07/15/22              2,000     2,069
                                                                    --------

----------------------------------------------------------------------------
 UTILITY - 11.0%
 INDIVIDUAL POWER PRODUCER - 3.4%
 FL Martin County Industrial
  Development Authority,
  Indiantown Cogeneration Project, Series 1994-A,
                               7.875%  12/15/25              1,000     1,173
 NY Port Authority of New York & New Jersey,
  KIAC Partners,
   Series 1996 IV,
                               6.750%  10/01/11              2,000     2,235
 PA State Economic Development Finance
  Authority:
 Colver Project,
  Series D,
                               7.125%  12/01/15              4,000     4,464
 Northampton Generating,
  Series A,
                               6.500%  01/01/13              1,000     1,064
                                                                    --------
                                                                       8,936
                                                                    --------
 INVESTOR OWNED - 5.2%
 AZ Pima County Industrial Development
  Authority, Tucson Electric Power Co.,
   Series A,
                               6.100%  09/01/25                750       757
 IL Bryant,
  Central Illinois Light Co.,
   Series 1993,
                               5.900%  08/01/23              5,000     5,185
 IL Chicago,
  Peolple's Gas, Light & Coke Co.,
   Series 1990-A,
                               8.100%  05/01/20              2,000     2,174
 NM Farmington,
 San Juan Public Service Co. Project,
 Series D,
                               6.375%  04/01/22              1,300     1,411
 NY State Energy Research & Development
  Authority,
  Consolidated Edison Co.,
   Series 1991-A,
                               7.500%  01/01/26              1,500     1,580
 PA Beaver County Industrial
  Development Authority,
  Ohio Edison Co.,
   Series 1989-A,
                               7.750%  09/01/24              2,500     2,631
                                                                    --------
                                                                      13,738
                                                                    --------
 MUNICIPAL ELECTRIC - 1.2%
 VI Water and Power Authority Electric
  Systems,
   Series 1991-A,
                               7.400%  07/01/11                920     1,019
 WA Chelan County Public Utilities District No. 1,
  Columbia River Rock Hydroelectric,
                               (b)     06/01/14(a)           5,000     2,232
                                                                    --------
                                                                       3,251
                                                                    --------
 WATER & SEWER - 1.2%
 LA Public Facility Belmont Water
  Authority,
                               9.000%  03/15/24                760       684
 MS Five Lakes Utility District,
                               8.250%  07/15/24                500       400
 NJ State Economic Development
  Authority, Hills Development Co.,
                              10.500%  09/01/08              2,000     2,068
                                                                    --------
                                                                       3,152
                                                                    --------

 TOTAL MUNICIPAL BONDS  (cost of $251,260)(h)                        261,108
                                                                    --------

 SHORT-TERM OBLIGATIONS - 0.5%
----------------------------------------------------------------------------
 VARIABLE RATE DEMAND NOTES (i)
 CA Newport Beach Hoag Memorial Presbyterian Hospital,
                               3.600%  10/01/22                200       200
 IL State Development Finance Authority,
  Ulich Children's Home Project,
                               3.600%  04/01/07                700       700
 LA State Offshore Terminal Authority,
  Loop, Inc.,
                               3.800%  09/01/06                300       300
                                                                    --------

 TOTAL SHORT-TERM OBLIGATIONS                                          1,200
                                                                    --------

 OTHER ASSETS & LIABILITIES, NET - 0.8%                                2,134
-----------------------------------------------------------------------------

 NET ASSETS - 100.0%                                                $264,442
                                                                    ========

 NOTES TO INVESTMENT PORTFOLIO:
 -------------------------------------------------------------------------------
(a) These securities, or a portion thereof, with a total market value of $11,916 are being used to collateralize the delayed delivery purchases indicated in note (d) below and open futures contracts.
(b)  Zero coupon bond.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) These securities have been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.
(e) Accrued interest accumulates in the value of the security and is payable at redemption.
(f) The value of this security represents fair value as determined in good faith under the direction of the trustees.
(g) The Fund has been informed that the issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(h)  Cost for federal income tax purposes is $251,345.
(i) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of June 30, 1998.

          Acronym                                    Name
      ------------------                 -------------------------------
           IFRN                             Inverse Floating Rate Note

 Long futures contracts open at June 30, 1998:

                      Par value                            Unrealized
                     covered by        Expiration         appreciation
     Type             contracts          month             at 6/30/98
 ---------------------------------------------------------------------
  Municipal Bond        $ 4,600         September           $    30

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            JUNE 30, 1998 (UNAUDITED)

      (in thousands except for per share amount)
      ASSETS
      Investments at value (cost $251,260)                           $261,108
      Short-term obligations                                            1,200
                                                                     --------
                                                                      262,308
      Cash                                                 $   81
      Receivable for:
        Interest                                            5,291
        Investments sold                                    3,215
      Other                                                    15       8,602
                                                           -------   --------
           Total Assets                                               270,910

      LIABILITIES
      Payable for:
        Investments purchased                               5,119
        Distributions                                       1,320
        Variation margin on futures                            14
      Accrued:
        Deferred Trustees fees                                  2
      Other                                                    13
                                                           -------
           Total Liabilities                                            6,468
                                                                     --------

      NET ASSETS  at value for 31,049
        shares of beneficial interest outstanding                    $264,442
                                                                     ========

      Net asset value per share                                      $   8.52
                                                                     ========

      COMPOSITION OF NET ASSETS
      Capital paid in                                                $287,745
      Undistributed net investment income                                  46
      Accumulated net realized loss                                   (33,227)
      Net unrealized appreciation on:
        Investments                                                     9,848
        Open futures contracts                                             30
                                                                     --------
                                                                     $264,442
                                                                     ========

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                   (UNAUDITED)
(in thousands)
INVESTMENT INCOME
Interest                                                          $ 9,373

EXPENSES
Management fee                                      $ 1,064
Transfer agent                                           30
Bookkeeping fee                                          34
Trustees fee                                             10
Custodian fee                                             4
Audit fee                                                16
Legal fee                                                44
Reports to shareholders                                   9
Registration fee                                         16
Other                                                    22         1,249
                                                    -------       -------
       Net Investment Income                                        8,124
                                                                  -------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on:
  Investments                                         2,303
  Closed futures contracts                              169
                                                    -------
    Net Realized Gain                                               2,472
Net unrealized depreciation
  during the period on:
  Investments                                        (3,469)
  Open futures contracts                                 (6)
                                                    -------
    Net Unrealized Depreciation                                    (3,475)
                                                                  -------
       Net Loss                                                    (1,003)
                                                                  -------
 Increase in Net Assets from Operations                           $ 7,121
                                                                  =======

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS


                                              (Unaudited)
                                               Six months
                                                 ended        Year ended
   (in thousands)                               June 30       December 31
                                              ---------------------------
INCREASE (DECREASE) IN NET ASSETS                1998            1997
Operations:
Net investment income                         $    8,124     $    16,994
Net realized gain (loss)                           2,472          (4,664)
Net unrealized appreciation (depreciation)        (3,475)         11,381
                                              ----------     -----------
    Net Increase from Operations                   7,121          23,711
Distributions:
From net investment income                        (8,370)        (16,893)
In excess of net investment income                    (7)            -
                                              ----------     -----------
                                                  (1,256)          6,818
Fund share transactions
    Value of distributions reinvested                508             604
                                              ----------     -----------
        Total Increase (Decrease)                   (748)          7,422
NET ASSETS
    Beginning of period                          265,190         257,768
                                              ----------     -----------
    End of period (including undistributed
      net investment income of $46
      and $261, respectively)                 $  264,442     $   265,190
                                              ==========     ===========

NUMBER OF FUND SHARES
Issued for distributions reinvested                   59              71
    Outstanding at
      Beginning of period                         30,990          30,919
                                              ----------     -----------
      End of period                               31,049          30,990
                                              ==========     ===========

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 1998 (UNAUDITED)

NOTE 1.  INTERIM FINANCIAL STATEMENTS
------------------------------------------------------------------------------
In the opinion of management of Colonial High Income Municipal Trust (the Fund) the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at June 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
------------------------------------------------------------------------------
ORGANIZATION: Colonial High Income Municipal Trust (the Fund), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Fund's investment objective is to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities. The Fund authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average weekly net assets over $50 million.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended June 30, 1998, purchases and sales of investments, other than short-term obligations, were $41,510,128 and $43,564,119, respectively.

Unrealized appreciation (depreciation) at June 30, 1998, based on cost of investments for federal income tax purposes was:

        Gross unrealized appreciation                  $ 16,414,297
        Gross unrealized depreciation                    (6,651,512)
                                                       ------------
              Net unrealized appreciation              $  9,762,785
                                                       ============

CAPITAL LOSS CARRYFORWARDS: At December 31, 1997, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                   Year of                            Capital loss
                 expiration                           carryforward
                 ------------                  -----------------------
                    1998                       $          3,066,000
                    1999                                  3,140,000
                    2000                                  3,157,000
                    2001                                  5,578,000
                    2002                                  6,579,000
                    2003                                  5,268,000
                    2004                                  2,815,000
                    2005                                  5,927,000
                                               ---------------------
                                               $         35,530,000
                                               ---------------------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any given time.


NOTE 5. RESULTS OF ANNUAL SHAREHOLDER MEETING (UNAUDITED)
------------------------------------------------------------------------------
On May 27, 1998, the Annual Meeting of Shareholders of the Fund was held to elect three Trustees and to ratify the selection of Price Waterhouse LLP as independent accountants for the fiscal year ending December 31, 1998. On March 2, 1998, the record date of the Meeting, the Fund had outstanding 31,013,575 shares of beneficial interest. The votes cast at the Meeting were as follows:

Election of three Trustees:
                                                                      WITHHOLD
                                            FOR                      AUTHORITY
                                         ----------                  ---------
Tom Bleasdale                            26,109,460                   589,545
Richard W. Lowry                         26,116,697                   582,308
John J. Neuhauser                        26,101,472                   597,533

The Board of Trustees also consists of Robert J. Birnbaum, Lora S. Collins, James E. Grinnell, William E. Mayer, James L. Moody, Jr. and Robert L. Sullivan.

Ratification of the selection of Price Waterhouse LLP as independent accountants:

                     FOR                 AGAINST        ABSTAIN
                 ----------              -------        -------
                 26,160,991              127,296        410,718

                              FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                   (Unaudited)
                                                   Six months
                                                     ended
                                                    June 30              Year ended December 31
                                                  ------------        -----------------------------
                                                      1998                1997             1996
                                                  ------------        ------------     ------------
Net asset value -
   Beginning of period                            $      8.560        $      8.340     $      8.550
                                                  ------------        ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                    0.263               0.552            0.566
Net realized and unrealized gain (loss)                 (0.033)              0.214           (0.193)
                                                  ------------        ------------     ------------
   Total from Investment Operations                      0.230               0.766            0.373
                                                  ------------        ------------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              (0.270)             (0.546)          (0.583)
In excess of net investment income                      (0.000)               --               --
                                                                                       ------------
   Total Distributions Declared to Shareholders         (0.270)             (0.546)          (0.583)
                                                  ------------        ------------     ------------

Net asset value -
   End of period                                  $      8.520        $      8.560     $      8.340
                                                  ============        ============     ============
Market price per share                            $      8.440        $      8.630     $      8.250
                                                  ============        ============     ============
Total return based on net asset value (a)                2.72%(c)            9.57%            4.71%
                                                  ============        ============     ============
Total return based on market  value (b)                  0.95%(c)           11.60%           20.09%
                                                  ============        ============     ============

RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                             0.94%(e)            0.96%            1.00%
Net investment income (d)                                6.11%(e)            6.54%            6.74%
Portfolio turnover                                         16%(c)              17%              15%
Net assets at end of period (000)                 $    264,442        $    265,190     $    257,768

(a)  Total return at net asset value assuming all distributions reinvested.
(b)  Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c)  Not annualized.
(d)  The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e)  Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

              Year ended December 31
---------------------------------------------------

    1995                1994              1993
------------        ------------      ------------

$      7.960        $      8.670      $      8.780
------------        ------------      ------------

       0.597               0.616             0.671
       0.583              (0.716)           (0.106)
------------        ------------      ------------
       1.180              (0.100)            0.565
------------        ------------      ------------

      (0.590)             (0.610)           (0.675)
         --                  --                --
------------        ------------      ------------
      (0.590)             (0.610)           (0.675)
------------        ------------      ------------


$      8.550        $      7.960      $      8.670
============        ============      ============
$      7.380        $      6.880      $      8.250
============        ============      ============
      15.70%             (0.75)%             6.57%
============        ============      ============
      15.65%             (9.83)%             7.96%
============        ============      ============


       1.06%(d)            1.03%             0.97%
       7.15%(d)            7.44%             7.58%
         23%                 20%               29%
$    264,467        $    245,967      $    268,130

                           DIVIDEND REINVESTMENT PLAN

As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan"), shareholders may elect to have all distributions reinvested automatically in additional shares of the Trust. Shareholders not making such election will receive all distributions in cash, paid by check and mailed directly to the recordholder, from the dividend paying agent.

Shareholders participating in the Plan will receive distributions in the form of shares of the Trust. If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. In circumstances in which the net asset value of Trust shares is more than 5% below their market price, Plan participants will be issued shares through the Plan at a price exceeding net asset value. If net asset value exceeds the market price, or the distribution is payable only in cash, shares will be bought on the open market for the accounts of Plan participants. If the market price surpasses the net asset value before such purchasing is completed, the average per share price may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been newly-issued shares.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan are ordinarily held in uncertificated form, although participants have the right to receive certificates for whole shares held in their account.

Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gains or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

Fees and expenses of the Plan, other than brokerage charges, will be paid by the Trust. No brokerage charges are incurred on shares issued directly by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan administrator. The Plan may be amended or terminated on 30 days written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan, including requests for information, should be directed to The First National Bank of Boston, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial High Income Municipal Trust is:
The First National Bank of Boston
100 Federal Street
Boston, MA 02110
1-617-575-3120
1-800-730-6001

Colonial High Income Municipal Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial High Income Municipal Trust.

                                    TRUSTEES
ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

                                                 HI-03/615F-0698 M (8/98) 98/802